Variable interest entities - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) lawsuit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Variable interest entities
Number of underlying litigation matters | lawsuit	2
Line of credit | $	$ 0	$ 0	$ 0